Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivable	$ 2,737	$ 1,493	$ 679
EMEA [Member]
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivable	1,246	609	478
North America [Member]
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivable	$ 1,491	$ 884	$ 203